Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net loss before income taxes:	$ (4,096,029)	$ (32,275,070)
Statutory income tax rate	26.50%	26.50%
Income tax benefit	$ (1,085,448)	$ (8,552,894)
Non-deductible items	37,379	7,671,563
Non-taxable items	(371,570)	(759,559)
Foreign rate differential	9,859	1,630,735
Unrecognized loss carryforwards	1,409,780	10,155
Deferred tax assets and liabilities